1900 K Street, N.W. Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com Megan C. Johnson megan.johnson@dechert.com +1 202 261 3351 Direct +1 202 261 3104 Fax

August 23, 2023

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	abrdn Funds (the “Trust”) (File Nos. 333-146680 and 811-22132)
Filing Pursuant to Rule 497(j)

To Whom it May Concern:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), this letter serves as certification that (i) the forms of the Prospectus and Statement of Additional Information (“SAI”) that the Trust would have filed pursuant to Rule 497(c) under the Securities Act would not have differed from the Prospectus and SAI contained in Post-Effective Amendment No. 116 to the Trust’s Registration Statement on Form N-1A, and (ii) the text of Post-Effective Amendment No. 116 to the Trust’s Registration Statement on Form N-1A was filed electronically on August 18, 2023.

Please contact Kyle Whiteman at (215) 994-2168 should you have any questions.

Sincerely,

/s/ Megan C. Johnson
Megan C. Johnson